American Funds Corporate Bond Fund®
Investment portfolio
February 28, 2025
unaudited

Bonds, notes & other debt instruments 93.78% Corporate bonds, notes & loans 87.32% Financials 24.24%	Principal amount (000)	Value (000)
200 Park Funding Trust 5.74% 2/15/2055[1]	USD1,000	$1,012
AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,2]	2,963	3,046
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030)[2]	3,121	3,161
American Express Co. 6.489% 10/30/2031 (USD-SOFR + 1.94% on 10/30/2030)[2]	464	502
American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[2]	550	554
American Express Co. 5.284% 7/26/2035 (USD-SOFR + 1.42% on 7/26/2034)[2]	2,375	2,395
American Express Co. 5.442% 1/30/2036 (USD-SOFR + 1.32% on 1/30/2035)[2]	6,873	7,004
American International Group, Inc. 5.125% 3/27/2033	5,010	5,046
American International Group, Inc. 4.375% 6/30/2050	1,664	1,421
Aon Corp. 5.35% 2/28/2033	1,497	1,525
Aon Corp. 3.90% 2/28/2052	1,000	761
Aon North America, Inc. 5.15% 3/1/2029	250	254
Aon North America, Inc. 5.30% 3/1/2031	250	256
Aon North America, Inc. 5.45% 3/1/2034	8,840	9,049
Aon North America, Inc. 5.75% 3/1/2054	2,409	2,443
Arthur J. Gallagher & Co. 5.00% 2/15/2032	3,160	3,162
Arthur J. Gallagher & Co. 5.15% 2/15/2035	8,573	8,537
Arthur J. Gallagher & Co. 5.55% 2/15/2055	6,618	6,512
Bank of America Corp. 3.419% 12/20/2028 (3-month USD CME Term SOFR + 1.302% on 12/20/2027)[2]	2	2
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030)[2]	1,020	1,033
Bank of America Corp. 1.922% 10/24/2031 (USD-SOFR + 1.37% on 10/24/2030)[2]	2,198	1,880
Bank of America Corp. 2.299% 7/21/2032 (USD-SOFR + 1.22% on 7/21/2031)[2]	1,560	1,333
Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[2]	3,118	3,265
Bank of America Corp. 5.511% 1/24/2036 (USD-SOFR + 1.31% on 1/24/2035)[2]	8,089	8,269
Bank of America Corp. 2.972% 7/21/2052 (USD-SOFR + 1.56% on 7/21/2051)[2]	2,028	1,344
Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,2]	500	504
Bank of Ireland Group PLC 2.029% 9/30/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 9/30/2026)[1,2]	800	767
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030)[2]	11,855	11,985
Bank of New York Mellon Corp. 5.06% 7/22/2032 (USD-SOFR + 1.23% on 7/22/2031)[2]	2,903	2,939
Bank of New York Mellon Corp. 5.225% 11/20/2035 (USD-SOFR + 1.253% on 11/20/2034)[2]	5,264	5,364
Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[2]	2,439	2,547
Berkshire Hathaway Finance Corp. 3.85% 3/15/2052	2,067	1,612
Blackstone, Inc. 5.00% 12/6/2034	5,679	5,615
BNP Paribas SA 2.159% 9/15/2029 (USD-SOFR + 1.218% on 9/15/2028)[1,2]	325	297
BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,2]	1,500	1,435
BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,2]	600	633
BPCE SA 5.936% 5/30/2035 (USD-SOFR + 1.85% on 5/30/2034)[1,2]	2,000	2,042
BPCE SA 6.293% 1/14/2036 (USD-SOFR + 2.04% on 1/14/2035)[1,2]	6,620	6,914
CaixaBank, SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029)[1,2]	348	357
CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,2]	4,241	4,633
CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,2]	5,566	5,787
American Funds Corporate Bond Fund — Page 1 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030)[2]	USD3,187	$3,233
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029)[2]	1,336	1,372
Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[2]	1,603	1,702
Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[2]	699	727
Chubb INA Holdings, LLC 3.35% 5/3/2026	675	667
Chubb INA Holdings, LLC 5.00% 3/15/2034	15,727	15,795
Citigroup, Inc. 5.61% 9/29/2026 (USD-SOFR + 1.546% on 12/29/2025)[2]	700	704
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028)[2]	7,112	7,133
Citigroup, Inc. 4.542% 9/19/2030 (USD-SOFR + 1.338% on 9/19/2029)[2]	10,681	10,525
Citigroup, Inc. 2.976% 11/5/2030 (USD-SOFR + 1.422% on 11/5/2029)[2]	75	69
Citigroup, Inc. 2.666% 1/29/2031 (USD-SOFR + 1.146% on 1/29/2030)[2]	722	651
Citigroup, Inc. 2.561% 5/1/2032 (USD-SOFR + 1.167% on 5/1/2031)[2]	300	260
Citigroup, Inc. 2.52% 11/3/2032 (USD-SOFR + 1.177% on 11/3/2031)[2]	515	441
Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[2]	1,962	1,972
Citizens Financial Group, Inc. 5.718% 7/23/2032 (USD-SOFR + 1.91% on 7/23/2031)[2]	1,528	1,563
Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[2]	911	981
CME Group, Inc. 4.15% 6/15/2048	2,667	2,302
Commonwealth Bank of Australia 4.577% 11/27/2026	2,407	2,421
Corebridge Financial, Inc. 3.90% 4/5/2032	2,220	2,064
Deutsche Bank AG 2.129% 11/24/2026 (USD-SOFR + 1.87% on 11/24/2025)[2]	835	820
Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[2]	268	276
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030)[2]	1,514	1,398
Deutsche Bank AG 5.403% 9/11/2035 (USD-SOFR + 2.05% on 9/11/2034)[2]	5,300	5,198
Five Corners Funding Trust II 2.85% 5/15/2030[1]	1,000	911
Five Corners Funding Trust IV 5.997% 2/15/2053[1]	500	522
Goldman Sachs Group, Inc. (3-month USD CME Term SOFR + 1.432%) 5.755% 5/15/2026[3]	500	501
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027)[2]	300	289
Goldman Sachs Group, Inc. 3.615% 3/15/2028 (USD-SOFR + 1.846% on 3/15/2027)[2]	200	196
Goldman Sachs Group, Inc. 4.482% 8/23/2028 (USD-SOFR + 1.725% on 8/23/2027)[2]	3,288	3,276
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029)[2]	1,956	2,019
Goldman Sachs Group, Inc. 5.049% 7/23/2030 (USD-SOFR + 1.21% on 7/23/2029)[2]	3,783	3,810
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030)[2]	3,682	3,728
Goldman Sachs Group, Inc. 5.016% 10/23/2035 (USD-SOFR + 1.42% on 10/23/2034)[2]	2,835	2,774
Goldman Sachs Group, Inc. 5.536% 1/28/2036 (USD-SOFR + 1.38% on 1/28/2035)[2]	4,895	4,983
Goldman Sachs Group, Inc. 2.908% 7/21/2042 (USD-SOFR + 1.40% on 7/21/2041)[2]	2,000	1,439
Goldman Sachs Group, Inc. 5.561% 11/19/2045 (USD-SOFR + 1.58% on 11/19/2044)[2]	418	415
Goldman Sachs Group, Inc. 5.734% 1/28/2056 (USD-SOFR + 1.696% on 1/28/2055)[2]	2,647	2,699
HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[2]	3,455	3,164
HSBC Holdings PLC 2.804% 5/24/2032 (USD-SOFR + 1.187% on 5/24/2031)[2]	565	493
HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[2]	548	476
HSBC Holdings PLC 5.45% 3/3/2036 (USD-SOFR + 1.56% on 3/3/2035)[2]	5,674	5,667
Intercontinental Exchange, Inc. 5.25% 6/15/2031	3,084	3,171
Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,2]	375	433
Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,2]	1,000	1,144
JPMorgan Chase & Co. 2.083% 4/22/2026 (USD-SOFR + 1.85% on 4/22/2025)[2]	75	75
JPMorgan Chase & Co. 3.782% 2/1/2028 (3-month USD CME Term SOFR + 1.599% on 2/1/2027)[2]	5,297	5,219
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029)[2]	2,943	3,031
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029)[2]	524	529
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029)[2]	11,840	11,750
JPMorgan Chase & Co. 5.502% 1/24/2031 (USD-SOFR + 0.90% on 1/24/2030)[2]	5,230	5,305
JPMorgan Chase & Co. 1.953% 2/4/2032 (USD-SOFR + 1.065% on 2/4/2031)[2]	1,667	1,417
JPMorgan Chase & Co. 4.946% 10/22/2035 (USD-SOFR + 1.34% on 10/22/2034)[2]	5,446	5,357
American Funds Corporate Bond Fund — Page 2 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 5.502% 1/24/2036 (USD-SOFR + 1.315% on 1/24/2035)[2]	USD8,133	$8,348
JPMorgan Chase & Co. 5.534% 11/29/2045 (USD-SOFR + 1.55% on 11/29/2044)[2]	8,642	8,686
JPMorgan Chase & Co. 3.109% 4/22/2051 (USD-SOFR + 3.109% on 4/22/2050)[2]	443	302
JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[2]	3,544	2,525
M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[2]	1,170	1,222
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	750	749
Marsh & McLennan Cos., Inc. 4.85% 11/15/2031	750	753
Marsh & McLennan Cos., Inc. 5.00% 3/15/2035	12,244	12,192
Marsh & McLennan Cos., Inc. 5.45% 3/15/2054	550	549
Marsh & McLennan Cos., Inc. 5.40% 3/15/2055	5,980	5,902
Mastercard, Inc. 4.55% 3/15/2028	1,551	1,564
Mastercard, Inc. 4.95% 3/15/2032	3,690	3,751
Mastercard, Inc. 4.875% 5/9/2034	5,367	5,396
Mastercard, Inc. 4.55% 1/15/2035	4,156	4,061
MetLife, Inc. 5.375% 7/15/2033	2,754	2,842
MetLife, Inc. 5.30% 12/15/2034	250	255
MetLife, Inc. 4.60% 5/13/2046	100	90
MetLife, Inc. 5.00% 7/15/2052	230	214
Metropolitan Life Global Funding I 0.95% 7/2/2025[1]	1,203	1,189
Metropolitan Life Global Funding I 3.45% 12/18/2026[1]	150	148
Metropolitan Life Global Funding I 5.05% 1/6/2028[1]	350	356
Metropolitan Life Global Funding I 3.05% 6/17/2029[1]	250	236
Metropolitan Life Global Funding I 2.95% 4/9/2030[1]	476	439
Metropolitan Life Global Funding I 1.55% 1/7/2031[1]	3,433	2,887
Metropolitan Life Global Funding I 2.40% 1/11/2032[1]	250	214
Metropolitan Life Global Funding I 5.15% 3/28/2033[1]	200	202
Morgan Stanley 5.164% 4/20/2029 (USD-SOFR + 1.59% on 4/20/2028)[2]	25	25
Morgan Stanley 5.32% 7/19/2035 (USD-SOFR + 1.555% on 7/19/2034)[2]	9,271	9,311
Morgan Stanley 5.587% 1/18/2036 (USD-SOFR + 1.418% on 1/18/2035)[2]	8,155	8,361
Morgan Stanley 3.217% 4/22/2042 (USD-SOFR + 1.485% on 4/22/2041)[2]	667	508
Morgan Stanley 5.516% 11/19/2055 (USD-SOFR + 1.71% on 11/19/2054)[2]	3,827	3,824
Morgan Stanley 4.654% 10/18/2030 (USD-SOFR + 1.10% on 10/18/2029)[2]	6,849	6,786
National Australia Bank, Ltd. 5.181% 6/11/2034[1]	1,086	1,121
NatWest Group PLC 3.073% 5/22/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.55% on 5/22/2027)[2]	340	328
NatWest Group PLC 4.445% 5/8/2030 (3-month EUR-EURIBOR + 1.871% on 5/8/2029)[2]	370	364
New York Life Global Funding 4.60% 12/5/2029[1]	3,700	3,712
New York Life Global Funding 1.20% 8/7/2030[1]	1,500	1,262
New York Life Global Funding 4.55% 1/28/2033[1]	758	739
Northwestern Mutual Life Insurance Co. (The) 4.90% 6/12/2028[1]	1,010	1,022
PNC Financial Services Group, Inc. 5.354% 12/2/2028 (USD-SOFR + 1.62% on 12/2/2027)[2]	2,500	2,548
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030)[2]	3,000	3,054
PNC Financial Services Group, Inc. 4.812% 10/21/2032 (USD-SOFR + 1.289% on 10/21/2031)[2]	1,500	1,488
PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[2]	947	1,052
PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[2]	1,521	1,569
PNC Financial Services Group, Inc. 5.401% 7/23/2035 (USD-SOFR + 1.599% on 7/23/2034)[2]	872	882
PNC Financial Services Group, Inc. 5.575% 1/29/2036 (USD-SOFR + 1.394% on 1/29/2035)[2]	1,935	1,983
Prudential Financial, Inc. 3.70% 3/13/2051	1,668	1,258
RenaissanceRe Holdings Ltd. 5.80% 4/1/2035	3,610	3,718
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029)[2]	17,059	16,971
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030)[2]	3,150	3,196
Royal Bank of Canada 5.00% 2/1/2033	3,000	3,017
State Street Corp. 4.536% 2/28/2028	4,788	4,805
State Street Corp. 5.159% 5/18/2034 (USD-SOFR + 1.89% on 5/18/2033)[2]	2,046	2,066
American Funds Corporate Bond Fund — Page 3 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
State Street Corp. 5.146% 2/28/2036 (USD-SOFR + 1.217% on 2/28/2035)[2]	USD1,990	$1,998
Sumitomo Mitsui Financial Group, Inc. 5.88% 7/13/2026	4,311	4,393
Toronto-Dominion Bank (The) 4.568% 12/17/2026	4,000	4,007
Toronto-Dominion Bank (The) 4.861% 1/31/2028	1,009	1,018
Toronto-Dominion Bank (The) 4.783% 12/17/2029	4,222	4,231
Toronto-Dominion Bank (The) 5.298% 1/30/2032	5,024	5,118
Toronto-Dominion Bank (The) 5.146% 9/10/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.50% on 9/10/2029)[2]	2,198	2,179
Travelers Companies, Inc. 5.45% 5/25/2053	1,256	1,268
Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[2]	579	624
Truist Financial Corp. 5.153% 8/5/2032 (USD-SOFR + 1.571% on 8/5/2031)[2]	1,735	1,745
Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[2]	795	826
Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[2]	3,082	3,171
U.S. Bancorp 5.046% 2/12/2031 (USD-SOFR + 1.061% on 2/12/2030)[2]	1,556	1,568
U.S. Bancorp 5.678% 1/23/2035 (USD-SOFR + 1.86% on 1/23/2034)[2]	1,120	1,151
U.S. Bancorp 5.424% 2/12/2036 (USD-SOFR + 1.411% on 2/12/2035)[2]	982	994
UBS Group AG 1.364% 1/30/2027 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.08% on 1/30/2026)[1,2]	2,600	2,526
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,2]	250	255
UBS Group AG 5.617% 9/13/2030 (1-year USD-ICE SOFR Swap + 1.34% on 9/13/2029)[1,2]	2,126	2,189
UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,2]	2,170	2,093
UBS Group AG 2.095% 2/11/2032 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.00% on 2/11/2031)[1,2]	462	394
UBS Group AG 3.091% 5/14/2032 (USD-SOFR + 1.73% on 5/14/2031)[1,2]	500	447
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027)[2]	1,610	1,643
Wells Fargo & Co. 2.879% 10/30/2030 (3-month USD CME Term SOFR + 1.432% on 10/30/2029)[2]	913	839
Wells Fargo & Co. 5.244% 1/24/2031 (USD-SOFR + 1.11% on 1/24/2030)[2]	3,100	3,151
Wells Fargo & Co. 3.35% 3/2/2033 (USD-SOFR + 1.50% on 3/2/2032)[2]	3,293	2,959
Wells Fargo & Co. 5.211% 12/3/2035 (USD-SOFR + 1.38% on 12/3/2034)[2]	4,902	4,891
Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[2]	6,362	5,528
		475,512
Health care 15.10%
AbbVie, Inc. 4.80% 3/15/2029	7,690	7,774
AbbVie, Inc. 5.05% 3/15/2034	23,525	23,784
AbbVie, Inc. 5.40% 3/15/2054	5,250	5,288
AbbVie, Inc. 5.50% 3/15/2064	790	793
Amgen, Inc. 5.15% 3/2/2028	4,976	5,059
Amgen, Inc. 3.00% 2/22/2029	3,165	2,988
Amgen, Inc. 2.45% 2/21/2030	1,250	1,126
Amgen, Inc. 5.25% 3/2/2030	2,706	2,768
Amgen, Inc. 2.30% 2/25/2031	1,250	1,090
Amgen, Inc. 4.20% 3/1/2033	3,500	3,319
Amgen, Inc. 5.25% 3/2/2033	9,675	9,828
Amgen, Inc. 5.60% 3/2/2043	2,850	2,872
Amgen, Inc. 4.875% 3/1/2053	2,438	2,184
Amgen, Inc. 5.65% 3/2/2053	11,028	11,065
Amgen, Inc. 5.75% 3/2/2063	3,610	3,618
AstraZeneca Finance, LLC 4.85% 2/26/2029	1,167	1,183
AstraZeneca Finance, LLC 4.90% 2/26/2031	2,912	2,961
AstraZeneca Finance, LLC 2.25% 5/28/2031	354	309
AstraZeneca Finance, LLC 5.00% 2/26/2034	2,017	2,043
American Funds Corporate Bond Fund — Page 4 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
AstraZeneca PLC 3.375% 11/16/2025	USD59	$59
AstraZeneca PLC 0.70% 4/8/2026	886	852
AstraZeneca PLC 1.375% 8/6/2030	782	664
Baxter International, Inc. 2.272% 12/1/2028	500	459
Baxter International, Inc. 2.539% 2/1/2032	8,689	7,464
Baxter International, Inc. 3.132% 12/1/2051	963	633
Becton, Dickinson and Co. 4.874% 2/8/2029	2,000	2,016
Becton, Dickinson and Co. 5.081% 6/7/2029	2,243	2,282
Bristol-Myers Squibb Co. 4.90% 2/22/2029	618	628
Bristol-Myers Squibb Co. 5.20% 2/22/2034	2,160	2,203
Bristol-Myers Squibb Co. 5.50% 2/22/2044	525	532
Bristol-Myers Squibb Co. 2.55% 11/13/2050	537	324
Bristol-Myers Squibb Co. 3.70% 3/15/2052	558	420
Bristol-Myers Squibb Co. 6.25% 11/15/2053	3,411	3,751
Bristol-Myers Squibb Co. 5.55% 2/22/2054	11,973	12,033
Bristol-Myers Squibb Co. 6.40% 11/15/2063	1,230	1,366
Bristol-Myers Squibb Co. 5.65% 2/22/2064	241	242
Centene Corp. 2.45% 7/15/2028	2,300	2,097
Centene Corp. 2.50% 3/1/2031	1,025	866
Cigna Group (The) 5.125% 5/15/2031	600	609
CVS Health Corp. 3.25% 8/15/2029	414	386
CVS Health Corp. 5.125% 2/21/2030	1,700	1,708
CVS Health Corp. 1.75% 8/21/2030	1,415	1,196
CVS Health Corp. 1.875% 2/28/2031	5,036	4,194
CVS Health Corp. 5.55% 6/1/2031	950	971
CVS Health Corp. 5.25% 2/21/2033	5,024	4,978
CVS Health Corp. 5.70% 6/1/2034	11,171	11,406
CVS Health Corp. 5.05% 3/25/2048	40	35
CVS Health Corp. 5.625% 2/21/2053	1,400	1,307
CVS Health Corp. 5.875% 6/1/2053	980	945
CVS Health Corp. 6.05% 6/1/2054	3,801	3,756
CVS Health Corp. 6.00% 6/1/2063	503	484
Elevance Health, Inc. 5.20% 2/15/2035	3,128	3,132
Elevance Health, Inc. 4.55% 5/15/2052	1,157	971
Elevance Health, Inc. 5.125% 2/15/2053	390	359
Elevance Health, Inc. 5.70% 2/15/2055	1,101	1,085
Eli Lilly and Co. 4.60% 8/14/2034	2,525	2,490
Eli Lilly and Co. 5.10% 2/12/2035	8,456	8,646
Eli Lilly and Co. 5.50% 2/12/2055	5,252	5,424
Gilead Sciences, Inc. 5.25% 10/15/2033	10,979	11,244
Gilead Sciences, Inc. 5.10% 6/15/2035	1,258	1,270
Gilead Sciences, Inc. 2.60% 10/1/2040	622	450
Gilead Sciences, Inc. 5.55% 10/15/2053	4,121	4,201
HCA, Inc. 5.20% 6/1/2028	5,000	5,062
HCA, Inc. 4.125% 6/15/2029	1,000	971
HCA, Inc. 2.375% 7/15/2031	2,455	2,094
Humana, Inc. 5.375% 4/15/2031	4,442	4,482
Humana, Inc. 5.95% 3/15/2034	1,650	1,700
Humana, Inc. 5.75% 4/15/2054	3,125	2,983
Johnson & Johnson 4.55% 3/1/2028	3,556	3,587
Johnson & Johnson 4.90% 6/1/2031	4,050	4,148
Johnson & Johnson 4.85% 3/1/2032	710	722
Johnson & Johnson 4.95% 6/1/2034	7,650	7,842
Johnson & Johnson 5.25% 6/1/2054	1,932	1,965
American Funds Corporate Bond Fund — Page 5 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
Laboratory Corp. of America Holdings 4.55% 4/1/2032	USD1,200	$1,170
Laboratory Corp. of America Holdings 4.80% 10/1/2034	2,316	2,252
Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	5,201	5,153
Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	12,914	12,496
Roche Holdings, Inc. 2.076% 12/13/2031[1]	7,280	6,201
Roche Holdings, Inc. 4.592% 9/9/2034[1]	3,034	2,988
Roche Holdings, Inc. 5.218% 3/8/2054[1]	2,100	2,081
Stryker Corp. 5.20% 2/10/2035	3,079	3,127
UnitedHealth Group, Inc. 4.20% 5/15/2032	1,840	1,766
UnitedHealth Group, Inc. 5.15% 7/15/2034	10,479	10,557
UnitedHealth Group, Inc. 3.05% 5/15/2041	2,000	1,486
UnitedHealth Group, Inc. 3.25% 5/15/2051	1,938	1,325
UnitedHealth Group, Inc. 4.75% 5/15/2052	2,486	2,172
UnitedHealth Group, Inc. 5.375% 4/15/2054	750	721
UnitedHealth Group, Inc. 5.625% 7/15/2054	4,721	4,715
UnitedHealth Group, Inc. 4.95% 5/15/2062	353	312
UnitedHealth Group, Inc. 6.05% 2/15/2063	414	434
Viatris, Inc. 4.00% 6/22/2050	1,986	1,368
		296,070
Utilities 11.91%
AEP Transmission Co., LLC 5.15% 4/1/2034	5,650	5,673
AEP Transmission Co., LLC 2.75% 8/15/2051	979	613
American Electric Power Co., Inc. 1.00% 11/1/2025	650	634
American Transmission Systems, Inc. 2.65% 1/15/2032[1]	685	590
Berkshire Hathaway Energy Co. 4.60% 5/1/2053	415	354
CenterPoint Energy Houston Electric, LLC 2.35% 4/1/2031	103	90
CenterPoint Energy Houston Electric, LLC 5.05% 3/1/2035	448	447
CenterPoint Energy, Inc. 2.65% 6/1/2031	5,323	4,689
Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[1]	1,000	962
Cleveland Electric Illuminating Co. (The) 4.55% 11/15/2030[1]	1,950	1,904
Commonwealth Edison Co. 2.75% 9/1/2051	177	110
Connecticut Light and Power Co. (The) 4.95% 8/15/2034	567	566
Duke Energy Carolinas, LLC 5.35% 1/15/2053	1,780	1,739
Duke Energy Florida, LLC 5.95% 11/15/2052	850	881
Duke Energy Progress, LLC 2.50% 8/15/2050	1,044	625
Edison International 4.125% 3/15/2028	995	948
Edison International 5.25% 11/15/2028	375	366
Edison International 5.45% 6/15/2029	1,485	1,454
Edison International 6.95% 11/15/2029	2,601	2,685
Edison International 5.25% 3/15/2032	9,048	8,581
Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,2]	4,258	4,878
Entergy Corp. 2.40% 6/15/2031	672	580
Entergy Louisiana, LLC 1.60% 12/15/2030	475	400
Entergy Louisiana, LLC 5.35% 3/15/2034	480	489
Entergy Louisiana, LLC 5.15% 9/15/2034	2,500	2,502
Entergy Louisiana, LLC 2.90% 3/15/2051	1,932	1,236
Eversource Energy 2.55% 3/15/2031	1,467	1,282
Eversource Energy 5.50% 1/1/2034	3,390	3,416
FirstEnergy Corp. 1.60% 1/15/2026	5,024	4,892
FirstEnergy Corp. 2.65% 3/1/2030	1,048	945
FirstEnergy Corp. 2.25% 9/1/2030	7,776	6,782
FirstEnergy Corp., Series B, 3.90% 7/15/2027	893	875
American Funds Corporate Bond Fund — Page 6 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Florida Power & Light Co. 4.80% 5/15/2033	USD1,492	$1,483
Florida Power & Light Co. 5.30% 6/15/2034	6,650	6,821
Florida Power & Light Co. 2.875% 12/4/2051	1,010	654
Florida Power & Light Co. 5.30% 4/1/2053	141	138
Florida Power & Light Co. 5.60% 6/15/2054	3,684	3,773
Florida Power & Light Co. 5.70% 3/15/2055	2,586	2,682
Georgia Power Co. 4.95% 5/17/2033	1,392	1,385
Georgia Power Co. 5.25% 3/15/2034	2,375	2,405
Jersey Central Power & Light Co. 2.75% 3/1/2032[1]	250	216
Jersey Central Power & Light Co. 5.10% 1/15/2035[1]	1,225	1,217
MidAmerican Energy Co. 3.15% 4/15/2050	958	660
NextEra Energy Capital Holdings, Inc. 5.45% 3/15/2035	298	302
NiSource, Inc. 5.40% 6/30/2033	1,000	1,014
Northern States Power Co. 2.90% 3/1/2050	1,221	806
Northern States Power Co. 2.60% 6/1/2051	1,538	942
Northern States Power Co. 4.50% 6/1/2052	1,610	1,397
Northern States Power Co. 5.40% 3/15/2054	2,576	2,561
Oncor Electric Delivery Co., LLC 2.70% 11/15/2051	255	156
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,215	2,182
Pacific Gas and Electric Co. 5.45% 6/15/2027	92	93
Pacific Gas and Electric Co. 3.30% 12/1/2027	600	572
Pacific Gas and Electric Co. 3.00% 6/15/2028	5,407	5,080
Pacific Gas and Electric Co. 4.65% 8/1/2028	2,989	2,946
Pacific Gas and Electric Co. 4.55% 7/1/2030	3,505	3,392
Pacific Gas and Electric Co. 2.50% 2/1/2031	4,721	4,070
Pacific Gas and Electric Co. 3.25% 6/1/2031	2	2
Pacific Gas and Electric Co. 4.40% 3/1/2032	4,373	4,110
Pacific Gas and Electric Co. 5.90% 6/15/2032	14,364	14,734
Pacific Gas and Electric Co. 6.15% 1/15/2033	2,382	2,473
Pacific Gas and Electric Co. 6.40% 6/15/2033	2,920	3,085
Pacific Gas and Electric Co. 5.80% 5/15/2034	1,672	1,703
Pacific Gas and Electric Co. 5.70% 3/1/2035	6,951	7,041
Pacific Gas and Electric Co. 4.95% 7/1/2050	5,555	4,798
Pacific Gas and Electric Co. 3.50% 8/1/2050	3,676	2,511
Pacific Gas and Electric Co. 5.90% 10/1/2054	1,168	1,143
Pacific Gas and Electric Co. 6.15% 3/1/2055	4,041	4,093
PacifiCorp 2.70% 9/15/2030	667	596
PacifiCorp 5.45% 2/15/2034	6,639	6,691
PacifiCorp 3.30% 3/15/2051	1,204	811
PacifiCorp 2.90% 6/15/2052	7,937	4,868
PacifiCorp 5.35% 12/1/2053	985	923
PacifiCorp 5.50% 5/15/2054	6,626	6,344
PacifiCorp 5.80% 1/15/2055	2,109	2,105
PECO Energy Co. 5.25% 9/15/2054	675	654
Progress Energy, Inc. 7.00% 10/30/2031	988	1,110
Public Service Company of Colorado 5.35% 5/15/2034	392	399
Public Service Company of Colorado 3.20% 3/1/2050	412	281
Public Service Company of Colorado 2.70% 1/15/2051	1,485	920
Public Service Company of Colorado 5.25% 4/1/2053	292	277
Public Service Electric and Gas Co. 1.90% 8/15/2031	25	21
Public Service Electric and Gas Co. 5.05% 3/1/2035	3,141	3,163
Public Service Electric and Gas Co. 2.70% 5/1/2050	2,132	1,352
Public Service Electric and Gas Co. 2.05% 8/1/2050	403	217
Public Service Electric and Gas Co. 5.30% 8/1/2054	3	3
American Funds Corporate Bond Fund — Page 7 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Electric and Gas Co. 5.50% 3/1/2055	USD1,200	$1,207
Southern California Edison Co. 3.65% 3/1/2028	496	480
Southern California Edison Co. 5.30% 3/1/2028	333	336
Southern California Edison Co. 5.65% 10/1/2028	4,606	4,703
Southern California Edison Co. 2.85% 8/1/2029	440	403
Southern California Edison Co. 2.25% 6/1/2030	2,820	2,465
Southern California Edison Co. 2.50% 6/1/2031	4,568	3,918
Southern California Edison Co. 5.45% 6/1/2031	812	824
Southern California Edison Co. 2.75% 2/1/2032	2,520	2,146
Southern California Edison Co. 5.20% 6/1/2034	2,637	2,587
Southern California Edison Co. 5.45% 3/1/2035	8,790	8,740
Southern California Edison Co. 3.60% 2/1/2045	1,180	865
Southern California Edison Co. 4.00% 4/1/2047	645	494
Southern California Edison Co. 3.65% 2/1/2050	1,790	1,272
Southern California Edison Co. 2.95% 2/1/2051	5,471	3,424
Southern California Edison Co. 3.65% 6/1/2051	884	621
Southern California Edison Co. 3.45% 2/1/2052	2,461	1,664
Southern California Edison Co. 5.90% 3/1/2055	2,122	2,108
Southwestern Electric Power Co. 3.25% 11/1/2051	2,025	1,349
Union Electric Co. 5.125% 3/15/2055	300	283
Wisconsin Power and Light Co. 1.95% 9/16/2031	775	654
Xcel Energy, Inc. 3.40% 6/1/2030	188	175
Xcel Energy, Inc. 5.45% 8/15/2033	1,611	1,627
Xcel Energy, Inc. 5.50% 3/15/2034	5,683	5,744
		233,652
Industrials 7.42%
BAE Systems PLC 5.00% 3/26/2027[1]	1,000	1,009
BAE Systems PLC 5.125% 3/26/2029[1]	611	619
BAE Systems PLC 5.25% 3/26/2031[1]	352	360
BAE Systems PLC 5.30% 3/26/2034[1]	10,723	10,894
Boeing Co. (The) 2.75% 2/1/2026	16,088	15,787
Boeing Co. (The) 2.196% 2/4/2026	2,250	2,196
Boeing Co. (The) 5.04% 5/1/2027	336	337
Boeing Co. (The) 3.25% 2/1/2028	11,627	11,113
Boeing Co. (The) 6.298% 5/1/2029	108	113
Boeing Co. (The) 5.15% 5/1/2030	2,966	2,971
Boeing Co. (The) 3.625% 2/1/2031	129	119
Boeing Co. (The) 6.388% 5/1/2031	353	376
Boeing Co. (The) 6.528% 5/1/2034	835	895
Boeing Co. (The) 5.705% 5/1/2040	1,551	1,527
Boeing Co. (The) 5.805% 5/1/2050	878	848
Boeing Co. (The) 6.858% 5/1/2054	272	300
Boeing Co. (The) 5.93% 5/1/2060	2,671	2,559
Boeing Co. (The) 7.008% 5/1/2064	558	619
Burlington Northern Santa Fe, LLC 3.05% 2/15/2051	2,000	1,366
Canadian National Railway Co. 5.85% 11/1/2033	400	428
Canadian National Railway Co. 4.375% 9/18/2034	5,083	4,888
Canadian Pacific Railway Co. 1.75% 12/2/2026	2,456	2,344
Canadian Pacific Railway Co. 3.00% 12/2/2041	859	632
Canadian Pacific Railway Co. 3.10% 12/2/2051	4,019	2,712
Carrier Global Corp. 2.493% 2/15/2027	50	48
Carrier Global Corp. 2.70% 2/15/2031	60	53
Carrier Global Corp. 5.90% 3/15/2034	1,086	1,148
American Funds Corporate Bond Fund — Page 8 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Industrials (continued)	Principal amount (000)	Value (000)
Carrier Global Corp. 3.377% 4/5/2040	USD119	$95
Carrier Global Corp. 6.20% 3/15/2054	323	352
CSX Corp. 3.80% 3/1/2028	6,171	6,065
CSX Corp. 4.25% 3/15/2029	1,000	990
CSX Corp. 2.40% 2/15/2030	1,540	1,391
CSX Corp. 4.10% 11/15/2032	389	372
CSX Corp. 5.20% 11/15/2033	275	282
CSX Corp. 3.35% 9/15/2049	1,015	733
CSX Corp. 2.50% 5/15/2051	2,079	1,250
CSX Corp. 4.50% 11/15/2052	350	305
General Dynamics Corp. 3.75% 5/15/2028	703	690
General Dynamics Corp. 3.625% 4/1/2030	969	928
Hexcel Corp. 5.875% 2/26/2035	1,129	1,163
Honeywell International, Inc. 1.35% 6/1/2025	124	123
Honeywell International, Inc. 4.875% 9/1/2029	250	255
Honeywell International, Inc. 4.95% 9/1/2031	250	254
Honeywell International, Inc. 5.25% 3/1/2054	250	241
Honeywell International, Inc. 5.35% 3/1/2064	250	242
Ingersoll-Rand, Inc. 5.45% 6/15/2034	963	983
Johnson Controls International PLC 4.90% 12/1/2032	4,583	4,573
L3Harris Technologies, Inc. 5.40% 7/31/2033	1,416	1,441
Norfolk Southern Corp. 5.05% 8/1/2030	5,788	5,890
Norfolk Southern Corp. 4.45% 3/1/2033	245	238
Norfolk Southern Corp. 5.35% 8/1/2054	3,366	3,303
Northrop Grumman Corp. 4.70% 3/15/2033	8,330	8,214
RTX Corp. 5.00% 2/27/2026	165	166
RTX Corp. 5.75% 11/8/2026	1,000	1,020
RTX Corp. 4.125% 11/16/2028	475	468
RTX Corp. 5.75% 1/15/2029	500	520
RTX Corp. 6.00% 3/15/2031	531	564
RTX Corp. 1.90% 9/1/2031	219	183
RTX Corp. 5.15% 2/27/2033	573	579
RTX Corp. 6.10% 3/15/2034	2,753	2,959
RTX Corp. 2.82% 9/1/2051	750	470
RTX Corp. 3.03% 3/15/2052	3,000	1,959
RTX Corp. 5.375% 2/27/2053	129	126
RTX Corp. 6.40% 3/15/2054	916	1,024
Union Pacific Corp. 4.75% 2/21/2026	5,000	5,012
Union Pacific Corp. 2.40% 2/5/2030	1,934	1,749
Union Pacific Corp. 2.80% 2/14/2032	1,512	1,341
Union Pacific Corp. 5.10% 2/20/2035	5,210	5,278
Union Pacific Corp. 3.375% 2/14/2042	530	418
Union Pacific Corp. 4.30% 3/1/2049	510	437
Union Pacific Corp. 3.25% 2/5/2050	1,851	1,316
Union Pacific Corp. 2.95% 3/10/2052	2,503	1,644
Union Pacific Corp. 3.50% 2/14/2053	1,910	1,400
Union Pacific Corp. 5.60% 12/1/2054	794	812
Union Pacific Corp. 3.95% 8/15/2059	175	134
Veralto Corp. 5.35% 9/18/2028	750	769
Veralto Corp. 5.45% 9/18/2033	2,000	2,055
Waste Management, Inc. 1.50% 3/15/2031	616	516
Waste Management, Inc. 4.95% 3/15/2035	5,919	5,927
		145,480
American Funds Corporate Bond Fund — Page 9 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 5.40%	Principal amount (000)	Value (000)
Altria Group, Inc. 5.625% 2/6/2035	USD2,277	$2,316
Anheuser-Busch Companies, LLC 4.70% 2/1/2036	728	707
Anheuser-Busch Companies, LLC 4.90% 2/1/2046	508	475
Anheuser-Busch InBev Worldwide, Inc. 4.75% 1/23/2029	2,000	2,019
Anheuser-Busch InBev Worldwide, Inc. 3.50% 6/1/2030	2,000	1,902
Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	589	599
BAT Capital Corp. 3.215% 9/6/2026	470	461
BAT Capital Corp. 2.259% 3/25/2028	499	465
BAT Capital Corp. 4.906% 4/2/2030	1,400	1,405
BAT Capital Corp. 6.421% 8/2/2033	2,585	2,777
BAT Capital Corp. 4.39% 8/15/2037	1,000	887
BAT Capital Corp. 7.079% 8/2/2043	1,306	1,448
BAT Capital Corp. 5.65% 3/16/2052	453	430
BAT Capital Corp. 7.081% 8/2/2053	330	373
BAT International Finance PLC 4.448% 3/16/2028	475	472
Campbell’s Co. (The) 5.20% 3/21/2029	851	866
Campbell’s Co. (The) 5.40% 3/21/2034	560	570
Campbell’s Co. (The) 4.75% 3/23/2035	11,008	10,641
Coca-Cola Co. 5.00% 5/13/2034	6,018	6,144
Coca-Cola Co. 4.65% 8/14/2034	2,358	2,344
Coca-Cola Co. 5.20% 1/14/2055	5,781	5,689
Conagra Brands, Inc. 4.60% 11/1/2025	720	720
Conagra Brands, Inc. 1.375% 11/1/2027	1,510	1,383
Constellation Brands, Inc. 4.35% 5/9/2027	1,000	995
Constellation Brands, Inc. 3.60% 2/15/2028	200	194
Constellation Brands, Inc. 4.80% 1/15/2029	2,680	2,689
Constellation Brands, Inc. 2.875% 5/1/2030	2,262	2,058
Constellation Brands, Inc. 2.25% 8/1/2031	3,083	2,618
Constellation Brands, Inc. 4.75% 5/9/2032	1,780	1,746
Constellation Brands, Inc. 4.90% 5/1/2033	3,846	3,773
Constellation Brands, Inc. 4.10% 2/15/2048	200	159
Kroger Co. 5.00% 9/15/2034	3,256	3,213
Philip Morris International, Inc. 4.875% 2/13/2026	5,000	5,017
Philip Morris International, Inc. 5.25% 9/7/2028	2,000	2,048
Philip Morris International, Inc. 5.625% 11/17/2029	1,028	1,072
Philip Morris International, Inc. 2.10% 5/1/2030	1,167	1,031
Philip Morris International, Inc. 5.50% 9/7/2030	2,000	2,079
Philip Morris International, Inc. 1.75% 11/1/2030	908	777
Philip Morris International, Inc. 4.75% 11/1/2031	3,092	3,081
Philip Morris International, Inc. 5.75% 11/17/2032	4,411	4,628
Philip Morris International, Inc. 5.375% 2/15/2033	4,300	4,402
Philip Morris International, Inc. 5.625% 9/7/2033	1,733	1,803
Philip Morris International, Inc. 5.25% 2/13/2034	1,343	1,360
Philip Morris International, Inc. 4.90% 11/1/2034	8,834	8,709
Procter & Gamble Co. 4.15% 10/24/2029	652	651
Reynolds American, Inc. 4.45% 6/12/2025	225	225
Target Corp. 4.50% 9/15/2034	3,500	3,395
Walmart, Inc. 4.50% 4/15/2053	3,352	3,033
		105,849
Information technology 5.38%
Accenture Capital, Inc. 4.25% 10/4/2031	6,561	6,425
Accenture Capital, Inc. 4.50% 10/4/2034	3,690	3,582
Amphenol Corp. 5.00% 1/15/2035	4,637	4,649
American Funds Corporate Bond Fund — Page 10 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology (continued)	Principal amount (000)	Value (000)
Amphenol Corp. 5.375% 11/15/2054	USD910	$908
Analog Devices, Inc. 2.10% 10/1/2031	309	265
Analog Devices, Inc. 5.05% 4/1/2034	2,018	2,055
Analog Devices, Inc. 2.95% 10/1/2051	596	395
Analog Devices, Inc. 5.30% 4/1/2054	1,751	1,738
Broadcom Corp. 3.875% 1/15/2027	1,090	1,079
Broadcom, Inc. 4.00% 4/15/2029[1]	585	571
Broadcom, Inc. 4.75% 4/15/2029	1,400	1,404
Broadcom, Inc. 5.05% 7/12/2029	1,497	1,518
Broadcom, Inc. 4.15% 11/15/2030	715	693
Broadcom, Inc. 5.15% 11/15/2031	4,223	4,297
Broadcom, Inc. 3.419% 4/15/2033[1]	812	725
Broadcom, Inc. 3.469% 4/15/2034[1]	3,989	3,527
Broadcom, Inc. 4.80% 10/15/2034	3,084	3,020
Broadcom, Inc. 3.137% 11/15/2035[1]	380	317
Cisco Systems, Inc. 4.95% 2/26/2031	2,325	2,371
Cisco Systems, Inc. 5.05% 2/26/2034	14,836	15,060
Cisco Systems, Inc. 5.10% 2/24/2035	2,922	2,972
Cisco Systems, Inc. 5.30% 2/26/2054	1,516	1,514
Microchip Technology, Inc. 4.90% 3/15/2028	2,128	2,136
Microchip Technology, Inc. 5.05% 3/15/2029	11,825	11,926
Microchip Technology, Inc. 5.05% 2/15/2030	4,185	4,203
Oracle Corp. 5.50% 8/3/2035	14,900	15,228
Oracle Corp. 6.00% 8/3/2055	1,202	1,229
Roper Technologies, Inc. 4.75% 2/15/2032	500	496
Roper Technologies, Inc. 4.90% 10/15/2034	1,750	1,722
ServiceNow, Inc. 1.40% 9/1/2030	7,762	6,557
Texas Instruments, Inc. 4.85% 2/8/2034	2,980	2,995
		105,577
Consumer discretionary 4.73%
American Honda Finance Corp. 1.20% 7/8/2025	2,545	2,515
Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[1]	825	809
Daimler Trucks Finance North America, LLC 5.125% 1/19/2028[1]	256	259
Daimler Trucks Finance North America, LLC 2.375% 12/14/2028[1]	1,000	922
Daimler Trucks Finance North America, LLC 5.375% 1/13/2032[1]	600	605
Daimler Trucks Finance North America, LLC 5.375% 1/18/2034[1]	466	467
Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[1]	1,639	1,638
Daimler Trucks Finance North America, LLC 5.625% 1/13/2035[1]	2,080	2,108
Ford Motor Co. 3.25% 2/12/2032	840	702
Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	197
Ford Motor Credit Co., LLC 6.95% 6/10/2026	200	204
Ford Motor Credit Co., LLC 4.95% 5/28/2027	483	478
Ford Motor Credit Co., LLC 7.35% 11/4/2027	200	208
Ford Motor Credit Co., LLC 6.80% 5/12/2028	200	207
Ford Motor Credit Co., LLC 6.798% 11/7/2028	1,476	1,533
Ford Motor Credit Co., LLC 2.90% 2/10/2029	200	180
Ford Motor Credit Co., LLC 5.80% 3/8/2029	4,695	4,703
Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,200	1,167
Ford Motor Credit Co., LLC 5.875% 11/7/2029	2,100	2,104
Ford Motor Credit Co., LLC 7.35% 3/6/2030	200	212
Ford Motor Credit Co., LLC 7.20% 6/10/2030	330	347
Ford Motor Credit Co., LLC 4.00% 11/13/2030	330	301
Ford Motor Credit Co., LLC 6.05% 3/5/2031	2,300	2,296
American Funds Corporate Bond Fund — Page 11 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Ford Motor Credit Co., LLC 6.054% 11/5/2031	USD1,006	$1,005
Ford Motor Credit Co., LLC 7.122% 11/7/2033	200	208
General Motors Financial Co., Inc. 5.60% 6/18/2031	1,200	1,213
General Motors Financial Co., Inc. 5.625% 4/4/2032	480	481
General Motors Financial Co., Inc. 5.45% 9/6/2034	3,880	3,797
General Motors Financial Co., Inc. 5.90% 1/7/2035	2,300	2,320
Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[1]	476	483
Home Depot, Inc. 4.75% 6/25/2029	10,830	10,950
Home Depot, Inc. 1.375% 3/15/2031	517	429
Home Depot, Inc. 4.85% 6/25/2031	8,505	8,607
Home Depot, Inc. 4.95% 6/25/2034	6,050	6,090
Home Depot, Inc. 3.125% 12/15/2049	593	413
Home Depot, Inc. 5.30% 6/25/2054	3,913	3,853
Hyundai Capital America 1.80% 10/15/2025[1]	474	466
Hyundai Capital America 1.50% 6/15/2026[1]	275	265
Hyundai Capital America 5.60% 3/30/2028[1]	800	818
Hyundai Capital America 2.00% 6/15/2028[1]	409	375
Hyundai Capital America 5.30% 1/8/2029[1]	509	517
Hyundai Capital America 6.50% 1/16/2029[1]	384	406
Hyundai Capital America 5.35% 3/19/2029[1]	700	712
Hyundai Capital America 5.30% 1/8/2030[1]	1,100	1,119
Hyundai Capital America 5.40% 1/8/2031[1]	117	120
Marriott International, Inc. 5.35% 3/15/2035	3,887	3,894
McDonald’s Corp. 5.00% 5/17/2029	1,923	1,958
McDonald’s Corp. 3.60% 7/1/2030	752	717
McDonald’s Corp. 4.95% 3/3/2035	13,014	12,966
McDonald’s Corp. 5.15% 9/9/2052	2,010	1,904
Morongo Band of Mission Indians (The) 7.00% 10/1/2039[1]	1,100	1,189
Toyota Motor Credit Corp. 4.55% 5/17/2030	1,400	1,400
		92,837
Energy 4.63%
BP Capital Markets America, Inc. 4.893% 9/11/2033	4,930	4,870
Canadian Natural Resources, Ltd. 2.05% 7/15/2025	397	393
Chevron Corp. 3.078% 5/11/2050	1,273	878
Chevron USA Inc. 4.687% 4/15/2030	601	606
Chevron USA Inc. 4.405% 2/26/2027	6,354	6,378
Chevron USA, Inc. 1.018% 8/12/2027	5,000	4,634
ConocoPhillips Co. 4.70% 1/15/2030	3,000	3,018
ConocoPhillips Co. 3.80% 3/15/2052	2,130	1,609
ConocoPhillips Co. 5.30% 5/15/2053	1,344	1,278
ConocoPhillips Co. 5.55% 3/15/2054	320	316
ConocoPhillips Co. 5.50% 1/15/2055	10,977	10,772
Devon Energy Corp. 5.75% 9/15/2054	7,314	6,861
Eni SpA 5.50% 5/15/2034[1]	1,749	1,770
Eni SpA 5.95% 5/15/2054[1]	1,741	1,724
Enterprise Products Operating, LLC 4.95% 2/15/2035	1,975	1,961
EOG Resources, Inc. 5.65% 12/1/2054	3,200	3,231
Exxon Mobil Corp. 3.452% 4/15/2051	3,996	2,911
Petroleos Mexicanos 6.875% 10/16/2025	1,468	1,472
Petroleos Mexicanos 4.50% 1/23/2026	2,901	2,843
Petroleos Mexicanos 6.875% 8/4/2026	1,539	1,537
Petroleos Mexicanos 6.50% 3/13/2027	5,120	5,028
Petroleos Mexicanos 6.50% 1/23/2029	510	480
American Funds Corporate Bond Fund — Page 12 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Energy (continued)	Principal amount (000)	Value (000)
Petroleos Mexicanos 6.84% 1/23/2030	USD2,601	$2,395
Saudi Arabian Oil Co. 5.75% 7/17/2054[1]	3,250	3,127
Shell Finance US, Inc. 2.75% 4/6/2030	5,000	4,590
Shell Finance US, Inc. 3.25% 4/6/2050	1,514	1,061
Shell International Finance BV 3.00% 11/26/2051	1,252	828
TotalEnergies Capital SA 5.15% 4/5/2034	937	948
TotalEnergies Capital SA 4.724% 9/10/2034	6,153	6,046
TotalEnergies Capital SA 5.488% 4/5/2054	3,170	3,127
TotalEnergies Capital SA 5.275% 9/10/2054	4,225	4,052
		90,744
Communication services 4.51%
AT&T, Inc. 1.65% 2/1/2028	1,092	1,007
AT&T, Inc. 4.35% 3/1/2029	2,500	2,477
AT&T, Inc. 2.25% 2/1/2032	6,712	5,663
AT&T, Inc. 2.55% 12/1/2033	11,550	9,513
AT&T, Inc. 5.40% 2/15/2034	1,020	1,043
AT&T, Inc. 3.50% 9/15/2053	11,176	7,791
AT&T, Inc. 3.55% 9/15/2055	780	541
Charter Communications Operating, LLC 2.80% 4/1/2031	2,100	1,821
Charter Communications Operating, LLC 4.40% 4/1/2033	2,805	2,559
Charter Communications Operating, LLC 6.384% 10/23/2035	1,200	1,223
Charter Communications Operating, LLC 5.125% 7/1/2049	315	256
Charter Communications Operating, LLC 3.70% 4/1/2051	4,890	3,168
Charter Communications Operating, LLC 5.25% 4/1/2053	10,915	9,058
Comcast Corp. 1.95% 1/15/2031	2,044	1,752
Comcast Corp. 4.80% 5/15/2033	2,260	2,228
Comcast Corp. 5.30% 6/1/2034	6,210	6,316
Comcast Corp. 2.887% 11/1/2051	929	583
Comcast Corp. 5.65% 6/1/2054	3,976	3,950
Meta Platforms, Inc. 4.75% 8/15/2034	1,922	1,915
Meta Platforms, Inc. 5.40% 8/15/2054	1,287	1,283
Netflix, Inc. 5.375% 11/15/2029[1]	283	292
Netflix, Inc. 4.90% 8/15/2034	779	781
Netflix, Inc. 5.40% 8/15/2054	897	903
T-Mobile USA, Inc. 2.55% 2/15/2031	3,779	3,329
T-Mobile USA, Inc. 2.25% 11/15/2031	3,956	3,370
T-Mobile USA, Inc. 5.75% 1/15/2034	679	711
T-Mobile USA, Inc. 3.00% 2/15/2041	1,923	1,418
T-Mobile USA, Inc. 3.40% 10/15/2052	2,973	2,052
T-Mobile USA, Inc. 5.50% 1/15/2055	572	555
Verizon Communications, Inc. 1.68% 10/30/2030	250	212
Verizon Communications, Inc. 1.75% 1/20/2031	550	465
Verizon Communications, Inc. 2.55% 3/21/2031	621	547
Verizon Communications, Inc. 2.355% 3/15/2032	232	197
Verizon Communications, Inc. 2.65% 11/20/2040	5,823	4,136
Verizon Communications, Inc. 3.40% 3/22/2041	700	548
Verizon Communications, Inc. 2.85% 9/3/2041	18	13
Verizon Communications, Inc. 3.85% 11/1/2042	206	168
Verizon Communications, Inc. 2.875% 11/20/2050	336	216
Verizon Communications, Inc. 3.55% 3/22/2051	900	660
Verizon Communications, Inc. 5.50% 2/23/2054	136	135
American Funds Corporate Bond Fund — Page 13 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Communication services (continued)	Principal amount (000)	Value (000)
Verizon Communications, Inc. 2.987% 10/30/2056	USD4,447	$2,757
Vodafone Group PLC 4.25% 9/17/2050	1,000	791
		88,403
Real estate 2.87%
Boston Properties, LP 2.55% 4/1/2032	60	50
Boston Properties, LP 2.45% 10/1/2033	1,921	1,516
Boston Properties, LP 6.50% 1/15/2034	2,648	2,810
Boston Properties, LP 5.75% 1/15/2035	11,634	11,563
Crown Castle, Inc. 5.00% 1/11/2028	3,152	3,179
Crown Castle, Inc. 5.80% 3/1/2034	1,168	1,212
Equinix Europe 2 Financing Corp., LLC 5.50% 6/15/2034	5,750	5,898
Equinix, Inc. 2.90% 11/18/2026	583	568
Equinix, Inc. 1.80% 7/15/2027	470	441
Equinix, Inc. 3.20% 11/18/2029	3,314	3,096
Equinix, Inc. 2.15% 7/15/2030	4,305	3,774
ERP Operating, LP 4.65% 9/15/2034	621	601
Kilroy Realty, LP 6.25% 1/15/2036	1,327	1,333
Prologis, LP 4.875% 6/15/2028	803	814
Prologis, LP 4.75% 6/15/2033	4,281	4,222
Prologis, LP 5.125% 1/15/2034	459	463
Prologis, LP 5.00% 3/15/2034	2,465	2,465
Prologis, LP 5.00% 1/31/2035	2,068	2,066
Prologis, LP 5.25% 6/15/2053	156	152
Prologis, LP 5.25% 3/15/2054	340	331
Public Storage Operating Co. 5.125% 1/15/2029	417	427
Public Storage Operating Co. 2.30% 5/1/2031	1,632	1,426
Public Storage Operating Co. 5.10% 8/1/2033	166	168
VICI Properties, LP 4.375% 5/15/2025	770	769
VICI Properties, LP 4.625% 6/15/2025[1]	383	383
VICI Properties, LP 4.50% 1/15/2028[1]	850	839
VICI Properties, LP 4.75% 2/15/2028	1,907	1,910
VICI Properties, LP 4.95% 2/15/2030	2,384	2,371
VICI Properties, LP 5.125% 5/15/2032	1,438	1,418
		56,265
Materials 1.13%
BHP Billiton Finance (USA), Ltd. 5.30% 2/21/2035	1,100	1,118
BHP Billiton Finance (USA), Ltd. 5.50% 9/8/2053	1,390	1,407
Celanese US Holdings, LLC 6.415% 7/15/2027	250	256
Celanese US Holdings, LLC 6.60% 11/15/2028	673	699
Celanese US Holdings, LLC 6.58% 7/15/2029	556	578
Celanese US Holdings, LLC 6.629% 7/15/2032	1,214	1,267
Celanese US Holdings, LLC 6.95% 11/15/2033 (7.20% on 5/15/2025)[2]	564	603
Dow Chemical Co. (The) 4.55% 11/30/2025	14	14
Dow Chemical Co. (The) 5.15% 2/15/2034	500	497
Dow Chemical Co. (The) 4.625% 10/1/2044	600	519
Dow Chemical Co. (The) 4.80% 5/15/2049	2,131	1,824
Dow Chemical Co. (The) 3.60% 11/15/2050	170	120
Dow Chemical Co. (The) 5.60% 2/15/2054	2,228	2,131
Dow Chemical Co. (The) 5.95% 3/15/2055	1,081	1,072
International Flavors & Fragrances, Inc. 3.268% 11/15/2040[1]	1,048	778
International Flavors & Fragrances, Inc. 3.468% 12/1/2050[1]	776	527
Minera Mexico, SA de CV, 5.625% 2/12/2032[1]	1,780	1,764
American Funds Corporate Bond Fund — Page 14 of 19

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Materials (continued)	Principal amount (000)	Value (000)
Nutrien, Ltd. 5.40% 6/21/2034	USD1,350	$1,367
OCI NV 6.70% 3/16/2033[1]	2,176	2,298
Vale Overseas, Ltd. 6.40% 6/28/2054	3,405	3,425
		22,264
Total corporate bonds, notes & loans		1,712,653
U.S. Treasury bonds & notes 5.20% U.S. Treasury 5.20%
U.S. Treasury 4.25% 12/31/2026	1,147	1,152
U.S. Treasury 4.125% 1/31/2027	1,003	1,006
U.S. Treasury 4.125% 2/28/2027	2,555	2,562
U.S. Treasury 3.75% 8/15/2027	27	27
U.S. Treasury 4.25% 2/15/2028	8,048	8,111
U.S. Treasury 4.00% 7/31/2029	1,956	1,955
U.S. Treasury 4.25% 1/31/2030	11,771	11,894
U.S. Treasury 4.00% 2/28/2030	30,846	30,835
U.S. Treasury 4.625% 2/15/2035	4,442	4,595
U.S. Treasury 4.625% 11/15/2044[4]	31,767	32,094
U.S. Treasury 4.75% 2/15/2045	1,647	1,696
U.S. Treasury 4.50% 11/15/2054[4]	6,009	6,017
		101,944
Asset-backed obligations 0.90%
Castlelake Aircraft Securitization Trust, Series 2021-1, Class A, 2.868% 5/11/2037[1,5]	1,742	1,580
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060[1,5]	4,236	4,172
CF Hippolyta, LLC, Series 2020-1, Class A2, 1.99% 7/15/2060[1,5]	287	264
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061[1,5]	394	376
Global SC Finance V SRL, Series 2019-1A, Class B, 4.81% 9/17/2039[1,5]	506	491
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061[1,5]	11,523	10,727
		17,610
Municipals 0.20% Ohio 0.20%
Cleveland-Cuyahoga Port Auth., Federal Lease Rev. Bonds (VA Cleveland Health Care Center Project), Series 2021, 4.425% 5/1/2031	4,495	3,949
Bonds & notes of governments & government agencies outside the U.S. 0.16%
Panama (Republic of) 6.875% 1/31/2036	286	278
Panama (Republic of) 8.00% 3/1/2038	775	811
Saudi Arabia (Kingdom of) 5.375% 1/13/2031[1]	1,195	1,215
United Mexican States 7.375% 5/13/2055	705	737
		3,041
Total bonds, notes & other debt instruments (cost: $1,849,894,000)		1,839,197
American Funds Corporate Bond Fund — Page 15 of 19

unaudited
Short-term securities 6.54% Money market investments 6.54%	Shares	Value (000)
Capital Group Central Cash Fund 4.37%[6,7]	1,282,920	$128,318
Total short-term securities (cost: $128,296,000)		128,318
Total investment securities 100.32% (cost: $1,978,190,000)		1,967,515
Other assets less liabilities (0.32)%		(6,245)
Net assets 100.00%		$1,961,270
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 2/28/2025 (000)
U.S Treasury Contracts	Long	1,490	6/30/2025	USD175,960	$1,894
U.S Treasury Contracts	Short	560	6/30/2025	(62,213)	(308)
U.S Treasury Contracts	Long	710	7/3/2025	76,636	588
2 Year U.S. Treasury Note Futures	Long	863	7/3/2025	178,614	692
10 Year Ultra U.S. Treasury Note Futures	Short	2,494	6/30/2025	(284,940)	(5,000)
30 Year Ultra U.S. Treasury Bond Futures	Short	72	6/30/2025	(8,937)	(56)
					$(2,190)
Swap contracts

Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 2/28/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 2/28/2025 (000)
CDX.NA.IG.43	1.00%	Quarterly	12/20/2029	USD69,147	$(1,523)	$(1,604)	$81
Investments in affiliates7

	Value at 6/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 2/28/2025 (000)	Dividend or interest income (000)
Short-term securities 6.54%
Money market investments 6.54%
Capital Group Central Cash Fund 4.37%[6]	$107,138	$714,111	$692,943	$10	$2	$128,318	$4,266

American Funds Corporate Bond Fund — Page 16 of 19

unaudited
[1]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $136,532,000, which represented 6.96% of the net assets of the fund.

[2]	Step bond; coupon rate may change at a later date.
[3]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[4]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $7,035,000, which represented .36% of the net assets of the fund.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Rate represents the seven-day yield at 2/28/2025.
[7]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price on the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $851,906,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, and terms of the contract. The average month-end notional amounts of credit default swaps while held were $100,280,000.
American Funds Corporate Bond Fund — Page 17 of 19

unaudited
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of February 28, 2025 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$1,712,653	$—	$1,712,653
U.S. Treasury bonds & notes	—	101,944	—	101,944
Asset-backed obligations	—	17,610	—	17,610
Municipals	—	3,949	—	3,949
Bonds & notes of governments & government agencies outside the U.S.	—	3,041	—	3,041
Short-term securities	128,318	—	—	128,318
Total	$128,318	$1,839,197	$—	$1,967,515

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$3,174	$—	$—	$3,174
Unrealized appreciation on centrally cleared credit default swaps	—	81	—	81
Liabilities:
Unrealized depreciation on futures contracts	(5,364)	—	—	(5,364)
Total	$(2,190)	$81	$—	$(2,109)
*
Futures contracts and credit default swaps are not included in the fund’s investment portfolio.
American Funds Corporate Bond Fund — Page 18 of 19

unaudited
Key to abbreviation(s)
Auth. = Authority
CME = CME Group
EURIBOR = Euro Interbank Offered Rate
ICE = Intercontinental Exchange, Inc.
Rev. = Revenue
SOFR = Secured Overnight Financing Rate
USD = U.S. dollars
UST = U.S. Treasury
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
MFGEFP3-032-0425
American Funds Corporate Bond Fund — Page 19 of 19